Taxes (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes
Current	$ 2,364,489	$ 3,141,969	$ 2,429,480
Deferred	0	0	0
Total	$ 2,364,489	$ 3,141,969	$ 2,429,480